Key Stock Index Fund

Investment Adviser
KeyCorp Mutual Fund
Advisers, Inc.
127 Public Square
Cleveland, Ohio 44114

Counsel
Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Washington, DC 20006

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Custodian
KeyTrust Company of Ohio, N.A.
127 Public Square
Cleveland, Ohio 44114

Transfer Agent
State Street Bank
and Trust Company
225 Franklin Street
Boston, Massachusetts 02110-2875

Administrator and Distributor
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

ANNUAL REPORT
November 30, 1996

Key Stock Index Fund

Key Mutual Funds is a series investment company consisting of several different portfolios, one of which, the Key Stock Index Fund, (the "Fund") is included in this annual report. KeyCorp Mutual Fund Advisers, Inc. ("KMFA"), an indirect wholly-owned subsidiary of KeyCorp, is the investment adviser to the Fund. KMFA and Key Trust Company of Ohio, N.A., the Fund's custodian and also a subsidiary of KeyCorp, receive fees from the Fund for their services. The Fund is distributed by BISYS Fund Services, which is not affiliated with KMFA, KeyCorp, any KeyBank or its affiliates.

Shares of the Fund are not deposits or other obligations of, or guaranteed or endorsed by KMFA, any KeyBank, any of their affiliates or any other bank. The shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in mutual fund shares is subject to investment risks, including the possible loss of the principal amount invested.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

Board of Directors
Edward P. Campbell, Director
President of
Nordson Corporation
Westlake, Ohio

Eugene J. McDonald, Director
Executive Vice President for Asset Management of
Duke University and President of Duke Management Co.
Durham, North Carolina

Frank A. Weil, Director and Non-Executive Chairman
Chairman and Chief Executive Officer of
Abacus Associates, Inc.
New York, New York

Leigh A. Wilson, Director and President
Chairman and Chief Executive Officer of
Glenleigh International Limited
New York, New York

KEY STOCK INDEX FUND
Letter to Our Shareholders

Dear Shareholder,

We are pleased to provide you with this first annual report for the Key Stock Index Fund's fiscal year ended November 30, 1996. In the pages that follow, your portfolio manager discusses the Fund's investment strategy and the resulting performance. This commentary, along with the related financial data, provides comprehensive information about your investments.

We are happy to note that the investor profile, mostly 401(k) plan participants, supports the philosophy of long term investing to participate in the general stock market's superior performance over time.

We would like to share with you some recent product innovations of the KeyFunds designed to expand the scope of investment products for investors with different risk profiles. Called the KeyChoice Funds, these "funds of funds" pursue their investment objectives by investing in other mutual funds. The underlying portfolios for the KeyChoice Funds include portfolios of the Key Mutual Funds and an affiliated fund group, The Victory Portfolios, which are also advised by KMFA.

The following three KeyChoice Funds became available at the start of the 1997 calendar year:

KeyChoice Growth Fund--Seeks to provide growth of capital. The Fund pursues its objective by investing primarily in stock funds.

KeyChoice Moderate Growth Fund--Seeks to provide growth of capital combined with a moderate level of current income. The Fund pursues its objective by investing primarily in stock funds and to a lesser extent in bond funds.

KeyChoice Income and Growth Fund--Seeks to provide current income combined with moderate growth of capital. This Fund invests primarily in bond funds and to a lesser extent in stock funds.

For more information about the KeyChoice Funds, including charges and expenses, request a prospectus by calling 1-800-KEY-FUND. Please read the prospectus carefully before investing or sending money.

We encourage you to read the annual report carefully and respond to us with your comments. Thank you for choosing to invest in the KeyFunds.

/s/ Leigh A. Wilson

Leigh A. Wilson
President, The KeyFunds
January 15, 1997

KEY STOCK INDEX FUND

Investment Review and Economic Outlook

The upward surge of the Dow Jones Industrial Average was the top story of last year, as the market took note of stable growth accompanied by low inflation. However, this overall picture of solid performance was punctuated by periods of volatility. For the bears, there was a heart-stopping correction in July, the sharpest such setback in two and a half years; for the bulls, a spirited rebound that sent most market averages to record highs as the year drew to a close.

Aided by a favorable bond market, equities enjoyed good returns over the twelve months ended November 30, 1996, with the S&P 500 returning 27.86% for that period. Looking ahead, stock market conditions may not be quite so hospitable, as a much anticipated economic slowdown appears to be underway.

The Labor Market
Job growth was one of the brightest stars in the economy this past year, helping to drive unemployment to a seven-year low of 5.1%. Reflecting the tight market, average hourly earnings nudged to their highest rate of increase in the current expansion. This has helped boost consumer confidence throughout 1996.

Corporate Profitability
Competitive forces have prevented most companies from passing on these higher wage costs through to the final consumer in the form of higher prices, thereby squeezing profit margins. Margin deterioration has been aggravated by rising commodity costs, most notably energy. As a result, profit growth decelerated sharply through 1996, and even blue chip companies like AT&T and Coca-Cola warned analysts of disappointing earnings.

Our Economic Forecast
We believe the sluggish profit growth of 1996 could lead to fewer new jobs and higher unemployment in 1997, which could in turn depress income growth and limit consumption. As a result, we think real GDP growth is likely to slow to 1%-2%, with a bias toward the lower end of the range. Despite higher labor costs, inflation should moderate a bit, and we expect that the Consumer Price Index will be 2.5%, give or take a few basis points, throughout the next 12-18 months.

Interest Rates
Should our economic scenario prove correct, long-term interest rates are likely to move lower in fiscal 1997, establishing a new range of 6.25% to 7.0%. Short-term interest rates have room to move lower as well, and we think the Federal Reserve may lower interest rates sometime in the first half of 1997.

Stock Market
Given the pressure on corporate profits, these lower interest rates may not necessarily lead to sustainably higher stock prices. Moreover, lower rates do little to mitigate the heightened risk businesses face in a decelerating economic climate. All in all, we expect continued market volatility in fiscal 1997, and recommend that investors bear this in mind when constructing their equity and fixed income portfolios.

Note: The views expressed in the Investment Review and Economic Outlook are through January 15, 1997 and are subject to change at any time based on market, economic and other conditions.

Since Inception--7/1/96--11/30/96
Total Returns 12.29%

The performance data quoted represent past performance and are not indicative of future results. Total returns are historical and include the change in share price and reinvestment of dividend distributions and is not annualized. Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figure set forth above reflects the waiver of all fees and reimbursement of expenses since the Fund's inception date. Without such waivers and reimbursements, the total return would have been lower.

The accompanying presentations are hypothetical illustrations of the result of a $10,000 investment on the respective inception dates of each Fund and the subsequent reinvestment of all dividends and capital gain distributions through November 30, 1996.

Fee waivers are voluntary and may be modified or terminated at any time.

The S&P 500 Composite Index (S&P Index)<F1> posted a very sound total return, 27.86%, for the twelve months ended November 30, 1996. How did the Fund's performance compare to the Index since July 1, 1996?

First to address strategy, as the Fund's investment objective states, we attempt to match the investment performance of the S&P Index. The Fund invests primarily in the stocks of the S&P Index and secondarily in S&P Index futures. The Fund's stock portfolio is managed to closely resemble or replicate the company and industry weightings in the S&P Index. Futures are used to provide liquidity and reduce transaction costs, while allowing the Fund to fully participate in the movements of the S&P Index. While the Fund is fully invested in S&P Index stocks and futures contracts, its recent commencement has been attracting a steady inflow of new cash from investors. The daily investment of this cash inflow from the previous day shareholder purchases creates the potential for performance "drag." This "drag" could cause the Fund to lag in performance in an upward trending market and outperform when the market is going down compared to its index. As the Fund's asset base increases this potential "drag" is expected to be minimal. As of November 30, 1996, the Fund's total return was 12.29% from fund inception<F2> compared to the S&P Index return of 13.03%

<F1>-The S&P 500 Composite Index (S&P Index) is an unmanaged, capitalization weighted index of 500 publicly held stocks; its value varies with the aggregate value of the common equity of each of the 500 companies.

<F2>-The total return for both the Fund and the S&P Index were computed from the Fund's inception date, July 1, 1996 for comparative purposes. Past performance does not guarantee future results.

                                                            November 30, 1996
KEY STOCK INDEX FUND

Statement of Investments
SECURITY                               SHARES OR
DESCRIPTION                            PRINCIPAL AMOUNT    VALUE
COMMON STOCKS (61.1%):
Advertising (0.0%):
      Interpublic Group Cos., Inc.            137          $     6,782

Aerospace/Defense (1.4%):
      Allied Signal, Inc.                     481               35,233
      Boeing Co.                              593               58,929
      General Dynamics Corp.                  107                7,891
      Lockheed Martin Corp.                   341               30,903
      McDonnell Douglas                       367               19,405
      Northrop Grumman Corp.                   98                8,146
      Rockwell International Corp.            372               23,901
      Textron, Inc.                           137               13,067
      United Technologies Corp.               206               28,892
                                                               226,367

Airlines (0.2%):
      AMR Corp.<F2>                           155               14,144
      Delta Air Lines                         133               10,008
      Southwest Airlines Co.                  247                6,113
      USAir Group, Inc.<F2>                   109                2,534
                                                                32,799

Aluminum (0.1%):
      Aluminum Co. of America                 297               18,897

Apparel (0.0%):
      Liz Claiborne, Inc.                     124                5,254

Automotive (1.2%):
      Chrysler Corp.                        1,244               44,162
      Ford Motor Co.                        2,015               65,991
      General Motors Corp.                  1,289               74,279
      Navistar International Corp.<F2>        127                1,206
      PACCAR, Inc.                             65                4,323
                                                               189,961

Automotive Parts (0.3%):
      Cummins Engine, Inc.                     67                3,032
      Dana Corp.                              172                5,354
      Eaton Corp.                             131                9,072
      Echlin, Inc.                            104                3,497
      Genuine Parts Co.                       206                9,270
      Pep Boys                                104                3,809
      Placer Dome, Inc.                       408                9,639
      TRW, Inc.                               108               10,516
                                                                54,189

Banks (4.7%):
      Banc One Corp.                          744               35,433
      Bank of Boston Corp.                    223               15,582
      Bank of New York Co., Inc.              657               23,570
      BankAmerica Corp.                       614               63,242
      Bankers Trust New York Corp.            136               11,832
      Barnett Banks, Inc.                     327               14,388
      Boatmens Bancshares, Inc.               267               17,789
      Chase Manhatten Corp.                   743               70,214
      Citicorp                                819               89,476
      Comerica, Inc.                          196               11,466
      Corestates Financial Corp.              379               20,419
      Fifth Third Bancorp                     179               12,530
      First Bank Systems, Inc.                240               17,490
      First Chicago NBD Corp.                 539               31,666
      First Union Corp.                       470               35,896
      Golden West Financial Corp.              97                6,547
      Great Western Financial Corp.           232                7,221
      KeyCorp                                 195               10,213
      MBNA Corp.                              379               15,302
      Mellon Bank Corp.                       228               16,473
      National City Corp.                     378               17,530
      Nationsbank Corp.                       497               51,502
      Norwest Corp.                           631               29,499
      PNC Bank Corp.                          580               22,910
      Republic New York Corp.                  93                8,207
      SunTrust Banks, Inc.                    380               19,285
      U.S. Bancorp                            263               11,243
      Wachovia Corp.                          284               17,040
      Wells Fargo & Co.                       161               45,825
                                                               749,790

Beverages (2.3%):
      Anheuser Busch Company, Inc.            846               35,849
      Brown Forman Corp., Class B             116                5,394
      Coca Cola Co.                         4,253              217,435
      Coors Adolph Co., Class B                64                1,272
      Pepsico, Inc.                         2,672               79,826
      Seagram Co. Ltd.                        639               26,119
                                                               365,895

Broadcasting (0.1%):
      U.S. West Media Group<F2>             1,057               20,215

Brokerage Services (0.5%):
      Merrill Lynch & Co. Inc.                288               23,112
      J.P. Morgan & Co., Inc.                 317               29,917
      Morgan Stanley Group, Inc.              258               15,512
      Salomon Brothers, Inc.                  178                8,121
                                                                76,662

Building Materials (0.5%):
      Armstrong World Industries, Inc.         61                4,590
      Centex Corp.                             47                1,692
      Crane Co.                                50                2,337
      Fleetwood Enterprises, Inc.              61                1,861
      Kaufman & Broad Home Corp.               65                  837
      Masco Corp.                             274               10,001
      Monsanto Co.                          1,000               39,750
      Morton International, Inc.              243                9,811
      Owens Corning                            86                3,687
      Pulte Corp.                              41                1,256
                                                                75,822

Chemicals (1.6%):
      Air Products & Chemicals, Inc.          189               13,136
      Avery Dennison Corp.                     90                6,356
      Dow Chemical Co.                        419               35,091
      E.I. du Pont de Nemours Co.             956               90,103
      Eastman Chemical Co.                    133                7,598
      Ecolab, Inc.                            108                4,199
      FMC Corp.<F2>                            61                4,712
      W.R. Grace & Co.                        160                8,460
      Great Lakes Chemical Corp.              108                5,792
      Hercules Inc.                           182                8,827
      Mallinckrodt, Inc.                      125                5,500
      Nalco Chemical Co.                      114                4,346
      PPG Industries, Inc.                    318               19,477
      Praxair, Inc.                           265               12,886
      Rohm & Haas Co.                         110                8,759
      Sigma-Aldrich Corp.                      84                5,250
      Union Carbide Corp.                     220               10,147
                                                               250,639

Commercial Services (0.1%):
      ACNielsen Corp.<F2>                      96                1,668
      CUC International, Inc.                 579               15,271
                                                                16,939

Computers & Peripherals (3.0%):
      3Com Corp.<F2>                          287               21,561
      Amdahl Corp.<F2>                        205                2,434
      Apple Computer, Inc.                    211                5,090
      Bay Networks, Inc.<F2>                  320                8,560
      Cabletron Systems, Inc.                 250               10,094
      Ceridian Corp.<F2>                      116                5,583
      Cisco Systems, Inc.                   1,039               70,522
      Compaq Computer Corp.<F2>               459               36,376
      Computer Sciences Corp.<F2>             111                8,727
      Data General Corp.<F2>                   66                  965
      Dell Computer, Inc.                     111               11,280
      Digital Equipment Corp.<F2>             264                9,702
      EMC Corp.<F2>                           392               12,642
      Hewlett Packard Corp.                 1,741               93,796
      Integraph Corp.<F2>                      79                  721
      International Business
         Machines Corp.                       901              143,597
      Seagate Technology, Inc.<F2>            300               11,850
      Silicon Graphics, Inc.<F2>              292                5,804
      Sun Microsystems, Inc.<F2>              312               18,174
      Tandem Computers, Inc.<F2>              200                2,725
      Unisys Corp.<F2>                        294                2,242
                                                               482,445

Construction (0.1%):
      Case Corp.                              122                6,405
      Fluor Corp.                             142                9,656
      Foster Wheeler Corp.                     67                2,420
                                                                18,481

Consumer Goods (1.1%):
      American Greetings Corp.                126                3,560
      Clorox Co.                               86                8,966
      Colgate Palmolive, Inc.                 250               23,156
      Jostens, Inc.                            64                1,360
      Procter & Gamble Co.                  1,168              127,020
      Sherwin Williams Co.                    144                8,172
                                                               172,234

Containers (0.2%):
      Ball Corp.                               51                1,249
      Bemis, Inc.                              89                3,171
      Crown Cork & Seal, Inc.                 217               11,501
      Newell Co.                              269                8,339
      Rubbermaid, Inc.                        255                6,120
      Stone Container Corp.                   168                2,583
      Tupperware Corp.                        105                5,565
                                                                38,528

Cosmetics & Related (0.5%):
      Alberto Culver Co.                       46                2,185
      Avon Products, Inc.                     226               12,599
      Gillette Co.                            760               56,050
      International Flavor
         & Fragance, Inc.                     188                8,554
                                                                79,388

Electronic & Electrical--General (3.4%):
      Advanced Micro Devices<F2>              230                5,577
      AMP, Inc.                               374               14,305
      Andrew Corp.                            102                5,903
      Cooper Industries, Inc.                 183                7,595
      DSC Communications Corp.<F2>            198                3,564
      EG&G Inc.                                80                1,460
      Emerson Electric Co.                    381               37,386
      General Public Utilities Corp.          204                6,860
      General Electric Co.                  2,818              293,072
      General Instrument Corp.<F2>            231                5,111
      General Signal Corp.                     84                3,622
      W.W. Grainger, Inc.                      86                6,837
      Harris Corp.                             65                4,453
      Honeywell Inc.                          216               14,823
      Johnson Controls Inc.                    70                5,425
      Motorola, Inc.                        1,010               55,929
      National Semiconductor Corp.<F2>        234                5,733
      Raytheon Co.                            403               20,603
      Tandy Corp.                             101                4,255
      Tektronix, Inc.                          55                2,681
      Texas Instruments, Inc.                 322               20,527
      Thomas & Betts Corp.                     67                3,032
      Westinghouse Electric Corp.             717               13,444
                                                               542,197

Entertainment (0.7%):
      Bally Entertainment<F2>                  86                2,505
      Brunswick Corp.                         166                4,233
      Harrahs Entertainment<F2>               174                3,088
      Hasbro, Inc.                            146                6,004
      ITT Corp.<F2>                           199                9,179
      King World Productions<F2>               64                2,440
      Walt Disney Co.                       1,157               85,329
                                                               112,778

Environmental Control (0.0%):
      Laidlaw, Inc., Class B                  525                6,431

Financial Services (1.7%):
      H.F. Ahmanson & Co.                     184                6,072
      American Express Co.                    809               42,270
      Automatic Data Processing, Inc.         493               21,137
      Beneficial Corp.                         90                5,591
      Dean Witter Discover & Co.              279               19,077
      Federal Home Loan
         Mortgage Corp.                       304               34,732
      Federal National Mortgage Assoc.      1,863               76,849
      Fleet Financial Group                   446               24,697
      Green Tree Financial Corp.              233                9,757
      Household International, Inc.           165               15,634
      Transamerica Corp.                      112                8,890
                                                               264,706

Food Distributors & Wholesalers (0.3%):
      Albertsons, Inc.                        429               14,961
      Fleming Companies, Inc.                  64                1,048
      Great Altantic & Pacific Tea, Inc.       64                2,096
      Kroger Co.                              214                9,871
      Supervalu, Inc.                         114                3,377
      Sysco Corp.                             309               10,545
      Winn Dixie Stores, Inc.                 257                8,642
                                                                50,540

Food Processing & Packaging (1.6%):
      Archer Daniels Midland Co.<F2>          930               20,460
      CPC International, Inc.                 247               20,563
      Campbell Soup Co.                       394               32,554
      Conagra, Inc.                           415               22,047
      General Mills, Inc.                     269               17,082
      H.J. Heinz Co.                          630               23,861
      Hershey Foods Corp.                     259               12,918
      Kellogg Co.                             361               24,503
      Pioneer Hi-Bred International, Inc.     140                9,765
      Quaker Oats Co.                         230                9,056
      Ralston Purina Group                    179               13,693
      Sara Lee Corp.                          827               32,460
      Wm Wrigley Jr. Co.                      197               11,500
                                                               250,462

Forest Products (1.0%):
      Alco Standard Corp.                     222               11,489
      Boise Cascade Corp.                      81                2,511
      Champion International Corp.            161                6,923
      Georgia Pacific Corp.                   154               11,204
      International Paper Co.                 510               21,675
      James River Corp.                       144                4,608
      Kimberly Clark Corp.                    479               46,822
      Louisiana Pacific Corp.                 185                4,186
      Mead Corp.                               90                5,332
      Moore Corp. Ltd.                        169                3,549
      Potlatch Corp.                           49                2,168
      Temple Inland, Inc.                      92                4,945
      Union Camp Corp.                        116                5,698
      Westvaco Corp.                          172                4,859
      Weyerhauser Co.                         337               15,502
      Willamette Industries, Inc.              92                6,256
                                                               157,727

Funeral Services (0.1%):
      Service Corp. International             402               12,110

Health Care (0.3%):
      Columbia HCA Healthcare Corp.         1,144               45,760
      Humana, Inc.<F2>                        275                5,191
                                                                50,951

Heavy Machinery--Industrial, Farm, Construction (0.5%):
      Baker Hughes, Inc.                      244                8,937
      Caterpillar Tractor, Inc.               328               25,953
      Deere & Co.                             440               19,635
      Harnischfeger Industries, Inc.           79                3,506
      Ingersoll Rand Co.                      185                8,602
      McDermott International, Inc.            92                1,633
      Tyco Laboratories, Inc.                 258               14,125
                                                                82,391

Hospital & Nursing Equipment & Supplies (0.0%):
      Bard C.R., Inc.                          96                2,688

Hotels & Motels (0.2%):
      Choice Hotels International, Inc.<F2>   106                1,630
      HFS, Inc.                               198               12,820
      Hilton Hotels Corp.                     327                9,565
      Marriott International, Inc.            218               12,154
                                                                36,169

Household Goods (0.1%):
      Maytag Corp.                            172                3,290
      Whirlpool Corp.                         125                6,250
                                                                 9,540

Industrial Components (0.1%):
      Corning Glass Works                     390               15,795

Insurance (2.6%):
      Aetna, Inc                              254               18,320
      Alexander & Alexander
         Services, Inc.                        76                1,102
      Allstate Corp.                          759               45,730
      American General Corp.                  348               14,312
      American International Group, Inc.      800               92,000
      AON Corp.                               183               11,140
      Cigna Corp.                             130               18,379
      Chubb Corp.                             297               16,112
      General Re Corp.                        135               22,781
      ITT Hartford Group, Inc.                199               13,607
      Jefferson Pilot Corp.                   120                6,990
      Lincoln National Corp.                  176                9,482
      Loews Corp.                             195               18,086
      MGIC Investment Corp.                    97                7,263
      Marsh & McLennan Cos., Inc.             123               13,945
      Providian Corp.                         159                8,506
      Safeco Corp.                            213                8,866
      St. Paul Cos., Inc.                     142                8,360
      Torchmark Corp.                         121                6,292
      Travelers, Inc.                       1,091               49,079
      Unum Corp.                              124                8,819
      USF&G Corp.                             201                4,020
      United Healthcare                       312               13,455
      U.S. Life Corp.                          58                1,791
                                                               418,437

Leisure (0.0%):
      Nacco Industries, Inc.                   15                  716

Machine Tools (0.0%):
      Cincinnati Milacron, Inc.                67                1,390
      Giddings & Lewis, Inc.                   58                  682
                                                                 2,072

Manufacturing--Capital Goods (0.6%):
      Dover Corp.                             194               10,355
      Illinois Tool Works, Inc.               207               17,750
      Minnesota Mining &
         Manufacturing Co.                    714               59,798
      Pall Corp.                              195                5,094
      Parker-Hannifin Corp.                   125                5,078
      Trinova Corp.                            47                1,715
                                                                99,790

Manufacturing--Consumer Goods (0.5%):
      ITT Industries                          201                4,698
      Mattel, Inc.                            466               14,388
      Unilever N V                            271               46,917
      Western Atlas, Inc.                      90                6,345
                                                                72,348

Mining (0.0%):
      Santa Fe Pacific Gold Corp.             223                2,564

Miscellaneous Manufacturing (0.1%):
      Briggs & Stratton Corp.                  49                2,027
      Millipore Corp.                          73                2,984
      National Service Industries, Inc.        80                2,800
      Whitman Corp.                           179                4,117
                                                                11,928

Medical Services (0.1%):
      Beverly Enterprises, Inc.<F2>           168                2,226
      Community Psychiatric
         Centers, Inc.<F2>                     50                  450
      Manor Care, Inc.                        106                2,676
      Tenet Healthcare Corp.<F2>              367                8,212
                                                                13,564

Medical Supplies (0.6%):
      Bausch & Lomb, Inc.                      96                3,564
      Baxter International, Inc.              464               19,720
      Becton Dickinson & Co.                  211                8,862
      Biomet, Inc.                            197                3,250
      Boston Scientific Corp.<F2>             301               17,571
      Medtronic, Inc.                         406               26,847
      St. Jude Medical, Inc.                  137                5,720
      United States Surgical Corp.            105                4,213
                                                                89,747

Metals, Mining & Fabrication (0.4%):
      Alcan Aluminum Ltd.                     385               13,571
      Allegheny Teledyne, Inc.                236                5,517
      Asarco, Inc.                             72                1,962
      Cyprus Amax Minerals                    157                3,886
      Freeport-McMoran Copper
         & Gold, Inc., Class B                332               10,458
      Homestake Mining Co.                    250                3,781
      Inland Steel Industries, Inc.            82                1,527
      Newmont Mining Corp.                    168                8,043
      Phelps Dodge Corp.                      111                8,061
      Reynolds Metals Co.                     108                6,426
                                                                63,232

Primary Metal & Mineral Production (Other) (0.3%):
      Armco, Inc.<F2>                         181                  815
      Barrick Gold Corp.                      608               18,240
      Battle Mountain Gold Co.                225                1,631
      Bethlehem Steel Corp.<F2>               188                1,692
      Echo Bay Mines Ltd.                     237                1,466
      Englehard Corp.                         245                4,777
      Inco Ltd.                               242                8,440
      USX--U.S. Steel Group                   143                4,308
                                                                41,369

Newspapers (0.3%):
      Gannett Co., Inc.                       238               18,683
      Knight-Ridder, Inc.                     162                6,804
      New York Times Co., Class A             166                6,204
      Times Mirror Co., Class A               176                9,218
      Tribune Co.                             104                8,996
                                                                49,905

Office Equipment & Supplies
(Non-Computer Related) (0.3%):
      Pitney Bowes, Inc.                      254               14,986
      Xerox Corp.                             553               27,166
                                                                42,152

Oil & Gas Exploration, Production & Services (5.9%):
      Amerada Hess Corp.                      157                9,243
      Amoco Corp.                             847               65,748
      Ashland, Inc.                           109                5,232
      Atlantic Richfield Co.                  273               37,981
      Burlington Resource, Inc.               213               11,289
      Chevron Corp.                         1,113               74,571
      Coastal Corp.                           179                8,614
      Columbia Gas System                      92                5,946
      Dresser Industries, Inc.                304                9,956
      Eastern Enterprises                      33                1,238
      Enron Corp.                             430               19,673
      Enserch Corp.                           116                2,712
      Exxon Corp.                           2,118              200,416
      Halliburton Co.                         200               12,050
      Helmerich & Payne, Inc.                  41                2,204
      Kerr Mcgee Corp.                         83                5,810
      Louisana Land & Exploration Co.          58                3,466
      Mobil Corp.                             670               81,070
      Noram Energy Corp.                      233                3,611
      Occidental Petroleum Corp.              550               13,200
      Oneok, Inc.                              45                1,237
      Oryx Energy Co.<F2>                     178                3,693
      Panenergy Corp.                         257               11,308
      Pennzoil Co.                             79                4,444
      Phillips Petroleum Co.                  449               20,261
      Rowan Cos.<F2>                          144                3,402
      Royal Dutch Petroleum Co.               913              155,096
      Sante Fe Energy Resources, Inc.<F2>     154                2,233
      Schlumberger Ltd.                       418               43,472
      Sonat, Inc.                             146                7,556
      Sun Co., Inc.                           125                3,125
      Tenneco, Inc.                           291               14,841
      Texaco, Inc.                            449               44,507
      USX--Marathon Group                     490               11,209
      Union Pacific Resources                 386               11,532
      Unocal Corp.                            423               17,237
      Williams Co., Inc.                      178                9,990
                                                               939,173

Pharmaceuticals (5.4%):
      Abbott Laboratories                   1,331               74,203
      Allergan, Inc.                          111                3,566
      Alza Corp., Class A<F2>                 142                4,012
      American Home Products Corp.          1,084               69,647
      Amgen, Inc.<F2>                         451               27,455
      Bristol-Myers Squibb Co.                856               97,370
      Johnson & Johnson, Inc.               2,271              120,647
      Eli Lilly & Co.                         932               71,298
      Merck & Co., Inc.                     2,076              172,308
      Meredith Corp.                           46                2,369
      Pfizer, Inc.                          1,095               98,139
      Pharmacia & Upjohn                      866               33,449
      Schering-Plough Corp.                   628               44,745
      Warner-Lambert Co.                      461               32,961
                                                               852,169

Photography (0.3%):
      Eastman Kodak Co.                       575               46,575
      Polaroid Corp.                           77                3,282
                                                                49,857

Pollution Control Services
& Equipment (0.3%):
      Browning-Ferris Industries, Inc.        362                9,729
      Safety Kleen                             98                1,556
      WMX Technologies, Inc.                  838               30,168
                                                                41,453

Precision Instruments & Related (0.0%):
      Perkin Elmer Corp.                       74                4,560

Publishing (0.5%):
      Cognizant Corp.                         289                9,971
      Deluxe Corp.                            139                4,309
      R.R. Donnelley & Sons Co.               261                8,744
      Dow Jones & Co., Inc.                   165                5,734
      Dun & Bradstreet Corp.                  289                6,539
      John H. Harland Co.                      52                1,605
      McGraw-Hill Cos., Inc.                  169                7,689
      Time Warner, Inc.                       927               37,775
                                                                82,366

Radio & Television (0.3%):
      Comcast, Class A Special Shares         558                9,346
      Tele-Communications, Inc.,
         Class A<F2>                        1,116               15,066
      Viacom, Class B<F2>                     609               22,990
                                                                47,402

Railroad & Railroad Holding Companies (0.6%):
      Burlington Northern/Santa Fe, Inc.      259               23,278
      CSX Corp.                               360               16,830
      Conrail, Inc.                           138               13,420
      Norfolk Southern Corp.                  215               19,350
      Union Pacific Corp.                     392               22,834
                                                                95,712

Restaurants (0.4%):
      Darden Restaurants, Inc.                268                2,311
      Luby's Cafeterias, Inc.                  40                  880
      McDonald's Corp.                      1,193               55,773
      Ryans Family Steak Houses, Inc.<F2>      87                  609
      Shoney's, Inc.<F2>                       84                  693
      Wendy's International, Inc.             219                4,681
                                                                64,947

Retail (1.8%):
      American Stores Co.                     248                9,889
      Charming Shoppes, Inc.<F2>              176                  902
      Dayton Hudson Corp.                     367               14,267
      Dillard Department Stores, Inc.,
         Class A                              192                5,880
      Federated Department
         Stores, Inc.<F2>                     354               12,080
      Harcourt General, Inc.                  123                6,719
      K-Mart Corp.                            828                9,212
      Longs Drug Stores Corp.                  33                1,654
      Lowes Cos., Inc.                        283               11,497
      May Department Stores Co.               426               20,768
      Mercantile Stores, Inc.                  61                3,065
      Nordstrom, Inc.                         137                5,959
      J. C. Penney                            384               20,640
      Price/Costco, Inc.<F2>                  334                7,765
      Rite Aid Corp.                          142                5,627
      Sears & Roebuck Co.                     667               33,183
      WalMart Stores, Inc.                  3,912               99,756
      Walgreen Co.                            419               17,493
      Woolworth Corp.<F2>                     225                5,400
                                                               291,756

Retail--Specialty Stores (0.9%):
      CVS Corp.                               179                7,361
      Circuit City Stores, Inc.               167                5,574
      Footstar, Inc.<F2>                       34                  697
      The Gap, Inc.                           488               15,677
      Giant Food, Inc.                        102                3,443
      Home Depot, Inc.                        816               42,534
      The Limited, Inc.                       461                8,298
      Nike, Inc.                              488               27,755
      Reebok International Ltd.                98                3,724
      Stride Rite Corp.                        84                  840
      TJX Companies, Inc.                     123                5,550
      Toys R Us, Inc.<F2>                     466               16,077
                                                               137,530

Rubber & Rubber Products Including Tires (0.1%):
      Cooper Tire & Rubber Co.                142                2,911
      B.F. Goodrich, Inc.                      91                4,084
      Goodyear Tire & Rubber Co.              264               12,804
                                                                19,799

Semiconductors (1.3%):
      Applied Materials, Inc.<F2>             305               11,628
      Intel Corp.                           1,401              177,752
      LSI Logic Corp.<F2>                     219                6,598
      Micron Technology, Inc.                 355               11,759
                                                               207,737

Software & Computer Services (1.9%):
      Autodesk Inc.                            78                2,184
      Computer Associates
         International, Inc.                  619               40,699
      First Data Corp.                        760               30,305
      Microsoft Corp.<F2>                   1,019              159,856
      Novell, Inc.<F2>                        603                6,633
      Oracle Systems Corp.<F2>              1,116               54,684
      Shared Medical Systems                   39                1,940
                                                               296,301

Steel (0.1%):
      Nucor Corp.                             148                8,047
      Worthington Industries, Inc.            154                3,061
                                                                11,108

Tax Return Preparation (0.0%):
      H & R Block, Inc.                       175                5,119

Textile Manufacturing (0.1%):
      Fruit of the Loom, Inc.<F2>             129                4,596
      Russell Corp.                            65                1,869
      Springs Industries Inc., Class A         33                1,534
      VF Corp.                                108                7,330
                                                                15,329

Tobacco & Tobacco Products (1.1%):
      American Brands, Inc.                   291               13,895
      Philip Morris Cos., Inc.              1,397              144,066
      UST, Inc.                               321               10,473
                                                               168,434

Tools & Hardware Manufacturing (0.1%):
      Black & Decker Corp.                    149                5,643
      Snap On Tools, Inc.                     101                3,661
      Stanley Works                           151                4,455
      Timken Co.                               52                2,373
                                                                16,132

Transportation Leasing & Trucking (0.1%):
      Caliber System, Inc.                     67                1,298
      Consolidated Freightways, Inc.           73                1,761
      Federal Express Corp.<F2>               192                8,496
      Ryder Systems, Inc.                     138                4,192
                                                                15,747

Utilities--Electric (1.8%):
      American Electric Power Co.             318               13,197
      Baltimore Gas & Electric Co.            250                6,969
      Carolina Power & Light Co.              258                9,449
      Central & South West Corp.              357                9,550
      Cinergy Corp.                           268                8,978
      Consolidated Edison Co. NY, Inc.        401               11,629
      Detroit Edison--DTE Energy Co.          246                7,872
      Dominion Resources                      303               11,552
      Duke Power Co.                          345               15,999
      Edison International                    748               14,866
      Entergy Corp.                           389               10,552
      FPL Group, Inc.                         312               14,391
      Houston Industries                      440                9,680
      Niagara Mohawk Power Corp.<F2>          245                2,144
      Northern States Power Co.
         Minnesota                            117                5,513
      Ohio Edison Co.                         258                5,934
      Peco Energy Co.                         378                9,639
      PP&L Resources, Inc.                    274                6,268
      Pacific Gas & Electric Co.              709               17,105
      Pacificorp                              500               10,500
      Peoples Energy Corp.                     58                2,102
      Public Service Enterprise GP            416               11,908
      Raychem Corp.                            75                6,394
      Southern Co.                          1,149               25,565
      Texas Utilities Co.                     382               15,089
      Unicom Corp.                            366                9,745
      Union Electric Co.                      173                6,877
                                                               279,467

Utilities--Natural Gas (0.1%):
      Consolidated Natural Gas                161                9,197
      Nicor, Inc.                              85                3,135
      Pacific Enterprises                     144                4,410
                                                                16,742

Utilities--Telecommunications (4.4%):
      AT&T Corp.                            2,749              107,898
      Airtouch Communications<F2>             850               21,781
      Alltel Corp.                            322               10,264
      Ameritech Corp.                         938               55,225
      Bell Atlantic Corp.                     746               46,905
      Bellsouth Corp.                       1,694               68,395
      GTE Corp.                             1,651               74,089
      Lucent Technologies, Inc.             1,081               55,401
      MCI Telecommunications Corp.            795               24,248
      Northern Telecom Ltd.                   440               28,930
      Nynex Corp.                             747               34,642
      Pacific Telesis Group                   730               27,010
      SBC Communications                    1,039               54,677
      Scientific-Atlanta, Inc.                131                2,030
      Sprint Corp.                            735               30,778
      Tellabs<F2>                             300               11,925
      U.S. West, Inc.                         815               25,469
      Worldcom, Inc.<F2>                      661               15,286
                                                               694,953

      Total Common Stocks
         (cost $8,780,455)                                 $ 9,737,389

COMMERCIAL PAPER (37.6%):
Automotive (3.1%):
      Ford Motor Credit Corp.,
         5.28%, 12/3/96                 $ 500,000          $   500,000

Electrical & Electronic (20.3%):
      General Electric Capital Corp.,
         5.72%, 12/2/96                 3,233,195            3,233,195

Financial Services (5.7%):
      American Express Credit Corp.,
         5.27%, 12/3/96                   500,000              500,000
      Heller Financial Corp.,
         5.28%, 12/9/96                   400,000              400,000
                                                               900,000

Oil & Gas Exploration
Production & Services (3.1%):
      Chevron, 5.28%, 12/3/96             500,000              500,000

Retail Stores (2.5%):
      Sears Acceptance Corp.,
         5.29%, 12/9/96                $  400,000          $   400,000

Transportation & Shipping (2.8%):
      Transamerica, 5.50%, 12/3/96        450,000              449,863

      Total Commercial Paper
         (cost $5,983,058)                                   5,983,058

GOVERNMENT SECURITIES (1.0%):
      United States Treasury Bill,
         12/19/96<F3>                     155,000              154,596

      Total Government Securities
         (cost $154,608)                                       154,596

Total Investments
      (cost $14,918,121)                   (99.7%)          15,875,043
Other assets less liabilities               (0.3%)              48,952

TOTAL                                     (100.0%)         $15,923,995

Percentages are based on net assets of $15,923,995
<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
      Unrealized appreciation            $1,047,373
      Unrealized depreciation               (90,451)

      Net unrealized appreciation        $  956,922

<F2> Non-income producing security
<F3> Serves as collateral for futures contracts

At November 30, 1996, the Portfolio's open futures contracts were as follows:

                                                                          Open                Unrealized
# of                                                                      Positions           Appreciation
Contracts          Contract Type                                          (000)               (000)
12                 Long, Standard & Poor's 500 Index
                      Futures Contract, expiring December 19, 1996        $4,166              $383

See accompanying Notes to Financial Statements



                                                            November 30, 1996
KEY STOCK INDEX FUND

Statement of Assets and Liabilities
ASSETS
   Investments, at value (cost $14,918,121)                          $15,875,043
   Dividend and interest receivable                                       25,156
   Receivable for variation margin on future contracts                    12,860
   Receivable from Adviser                                                14,390
   Deferred organization costs                                            21,400
   Prepaid expenses and other assets                                       9,344
      Total Assets                                                    15,958,193

LIABILITIES
   Accrued expenses and other liabilities:
      Custodian fees                                                       9,972
      Accounting and transfer agent fees                                  10,115
      Legal and Audit fees                                                12,908
      Printing fees                                                        1,009
      Other liabilities                                                      194
            Total liabilities                                             34,198

   NET ASSETS--Applicable for 1,427,076 shares of capital stock
               outstanding (1 billion shares authorized)             $15,923,995

NET ASSETS
      Paid in Capital                                                 14,497,941
      Undistributed net investment income                                 69,780
      Net unrealized appreciation/(depreciation) on investments          956,922
      Net unrealized appreciation/(depreciation) on futures              383,495
      Accumulated undistributed net realized gains (losses)
         from investment transactions                                     15,857

NET ASSETS                                                           $15,923,995

NET ASSET VALUE--OFFERING AND REDEMPTION PRICE PER SHARE             $     11.16


                                     For the Period Ended November 30, 1996<F1>
KEY STOCK INDEX FUND



Statement of Operations
INVESTMENT INCOME
      Dividend income (net of foreign withholding tax of $418)       $   54,591
      Interest income                                                    68,168
            Total Income                                                122,759

EXPENSES
      Investment advisory fees--Note 4                                    3,684
      Administration fees--Note 4                                         5,526
      Accounting fees--Note 4                                            30,526
      Custodian fees--Note 4                                             38,081
      Legal and audit fees                                               23,112
      Organization costs                                                  2,409
      Trustees' fees and expenses                                         1,160
      Transfer agent fees                                                 2,976
      Registration and filing fees                                       11,671
      Printing fees                                                       1,030
      Other expenses                                                        195
            Total expenses before expense reimbursements                120,370
      Less: Expense waivers and reimbursements--Note 4                  (120,370)
            Net Expenses                                                       0

NET INVESTMENT INCOME                                                    122,759

REALIZED GAINS/(LOSSES) FROM INVESTMENTS
      Net realized gains/(losses) from investment transactions            15,857
      Net change in unrealized appreciation/(depreciation)
         on investments                                                  956,922
      Net change in unrealized appreciation/(depreciation)
         on futures                                                      383,495
            Net realized/unrealized gains on investments               1,356,274
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        $1,479,033

<F1>For the period July 1, 1996 (commencement of operations) through November
30, 1996


See Accompanying Notes to Financial Statements


For the Period Ended November 30, 1996<F1>
KEY STOCK INDEX FUND

Statement of Changes in Net Assets
FROM INVESTMENT ACTIVITIES
   Operations:
      Net investment income                                          $   122,759
      Net realized gains/(losses) from investment transactions            15,857
      Net change in unrealized appreciation/(depreciation)
         from investments                                                956,922
      Net change in unrealized appreciation/(depreciation)
         on futures                                                      383,495
   Change in net assets resulting from operations                      1,479,033

DIVIDENDS TO SHAREHOLDERS
   From net investment income                                            (52,979)

CAPITAL STOCK TRANSACTIONS
   Proceeds from shares issued                                        18,614,362
   Dividends reinvested                                                   52,979
   Cost of shares redeemed                                            (4,169,400)

Change in net assets from capital stock transactions                  14,497,941

Change in net assets                                                  15,923,995

NET ASSETS
   Beginning of period                                                         0
   End of period (including $69,780 undistributed net
      investment income)                                             $15,923,995

SHARE TRANSACTIONS
   Issued                                                              1,822,175
   Reinvested                                                              5,225
   Redeemed                                                             (400,324)
   Change in shares                                                    1,427,076


<F1>For the period July 1, 1996 (commencement of operations) through November
30, 1996


See Accompanying Notes to Financial Statements

                                                      November 30, 1996<F2>

KEY STOCK INDEX FUND

Financial Highlights
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00
Investment Activities:
   Net investment income                                      0.11
   Net realized and unrealized gain/(losses)
      on investments and futures                              1.11
         Total from Investment Activities                     1.22

Distributions:
   Net investment income                                     (0.06)

NET ASSET VALUE, END OF PERIOD                             $ 11.16
Total Return                                                 12.29%<F3>

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                            $15,924
Ratio of expenses to average net assets                       0.00%<F4>
Ratio of net investment income to average net assets          3.33%<F4>
Ratio of expenses to average net assets<F1>                   3.27%<F4>
Ratio of net investment income to average net assets<F1>      0.06%<F4>
Portfolio Turnover                                            0.60%<F3>
Average Commission Rate per share                          $0.0166

<F1>-During the period, all fees were voluntarily waived and all expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
<F2> For the period July 1, 1996 (commencement of operations) through
November 30, 1996.
<F3>Not annualized.
<F4>Annualized.


November 30, 1996

KEY STOCK INDEX FUND

Notes to Financial Statements

NOTE 1
Organization

Key Mutual Funds (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") is an open-end management investment company. The Company incorporated in Maryland on May 26, 1983 under the name SBSF Funds, Inc. is currently doing business under the name "Key Mutual Funds." The Company is a series investment company currently issuing capital stock of several different investment portfolios of which only the Key Stock Index Fund (the "Fund") is included in this annual report. The Company has authorized one billion shares of $0.01 par value capital stock for this Fund. The Fund commenced operations on July 1, 1996. The investment objective of the Key Stock Index Fund is to seek to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's Composite Stock Index (the "S&P 500" or the "Index").

NOTE 2
Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) Investment Valuation
Securities traded on securities exchanges or the NASDAQ National Market are valued at the last sales price on the exchange where the security is primarily traded or, lacking any sales, at the mean between the most recent bid and asked price. Listed debt securities are valued at the mean between the most recent bid and asked price. Securities for which quotations are not readily available and any other assets are valued at fair value as determined in good faith under the supervision of the Board of Directors. Short-term investments with maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Securities Transactions and Investment Income
Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by using the specific identification method.

(c) Repurchase Agreements
The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(d) Futures Contracts
The Key Stock Index Fund may enter into futures contracts based on an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts to fully participate in the price movement of the S&P 500 Composite Index while the fund maintains cash equivalent securities awaiting investment in S&P stocks or for liquidity to meet redemption requests. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

(e) Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

(f) Dividends to Shareholders
Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

(g) Federal Income Taxes
It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(h) Organizational Expense
Costs incurred in connection with the organization of the Fund amounted to approximately $23,800 which were paid by the distributor on behalf of the Fund. The Fund will reimburse the distributor for such expenses. The organization costs are being amortized on a straight-line basis over a period five years from the date the Fund commenced operations.

(i) Other
Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

NOTE 3
Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 1996 were as follows:

                                  Purchases      Sales
Key Stock Index Fund              $8,817,695     $37,639

NOTE 4
Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment advisory services are provided to the Fund by KeyCorp Mutual Fund Advisers, Inc. ("KMFA"), a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, N. A., a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees equal to 0.10% of the average daily net assets of the Fund. Key Trust Company of Ohio, N.
A. ("Key Trust") a subsidiary of KeyCorp and an affiliate of KMFA, is the custodian for the Fund's cash and securities. Custodian fees, as reflected in the accompanying statements of operations, represent fees paid by the Fund to Key Trust for services it performs as custodian, in addition to reimbursement of actual out-of-pocket expenses incurred as disclosed in the statement of operations.

BISYS Fund Services Limited Partnership, operating under the name BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator to the Fund and as the distributor of the Fund. Certain officers of the Fund are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Fund.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the average daily net assets of the Fund. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Fund as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average daily net assets.

Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the year ended November 30, 1996:

Investment         Administration      Fees and
Advisory Fees      Fees                Expenses
Voluntarily        Voluntarily         Reimbursed by
Reduced            Reduced             the distributor
$3,684             $5,526              $111,160

See accompanying Notes to Financial Statements

KEY STOCK INDEX FUND

Report of Independent Accountants

To the Board of Directors and Shareholders of Key Mutual Funds (SBSF Funds,
Inc.):
In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Key Stock Index Fund, one of the portfolios of Key Mutual Funds (SBSF Funds, Inc.) (hereafter referred to as the "Fund") at November 30, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period July 1, 1996 (commencement of operations) through November 30, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at November 30, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP
New York, New York
January 15, 1997

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